Schedule I - Crestwood Equity Partners LP - Parent Only - Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 536.0	$ 629.1	$ 630.7	$ 641.5	$ 731.5	$ 994.9	$ 1,033.8	$ 923.9	$ 964.9	$ 2,632.8	$ 3,917.5	$ 1,412.6
Costs and Expenses	128.8				145.0					572.8	542.5	326.9
Operating income (loss)	(65.9)	(649.7)	(578.7)	(28.0)	56.0	(23.2)	54.6	41.6	54.7	(1,200.4)	127.7	60.1
Interest and debt expense, net	(36.1)				(29.9)					(130.5)	(111.4)	(71.7)
Loss from unconsolidated affiliates										0.0		0.0
Loss on modification/extinguishment of debt										18.9	0.0	0.0
Income (loss) before income taxes	(95.5)				29.5					(1,410.6)	15.6	(11.7)
Provision (benefit) for income taxes	(0.2)				0.4					0.0	0.9	0.7
Net loss	(95.3)	(756.7)	(610.2)	(72.8)	29.1	(49.2)	27.1	11.0	25.8	(1,410.6)	14.7	(12.4)
Net income attributable to non-controlling partners in subsidiary	(5.9)				(5.6)					(23.1)	(16.8)	(4.9)
Net income (loss) attributable to parent	(101.2)				23.5					(1,433.7)	(2.1)	(17.3)
Crestwood Equity Partners LP
Condensed Financial Statements, Captions [Line Items]
Revenues	536.0	629.1	630.7	641.5	731.5	997.2	1,036.2	926.3	971.6	2,632.8	3,931.3	1,426.7
Operating income (loss)	(64.2)	(1,296.1)	(588.3)	(248.9)	48.5	(0.2)	43.0	29.4	45.7	(2,084.8)	117.9	28.2
Interest and debt expense, net	(36.1)				(33.6)					(140.1)	(127.1)	(77.9)
Loss on modification/extinguishment of debt										20.0	0.0	0.0
Other income, net	0.1				0.2					0.6	0.6	0.2
Income (loss) before income taxes	(93.7)				18.5					(2,305.1)	(9.3)	(49.6)
Provision (benefit) for income taxes	0.0				0.4					(1.4)	1.1	1.0
Net loss	(93.7)	$ (1,402.4)	$ (623.4)	$ (296.0)	18.1	$ (30.7)	$ 11.9	$ (4.8)	$ 13.2	(2,303.7)	(10.4)	(50.6)
Net income attributable to non-controlling partners in subsidiary	(5.9)				(9.8)					636.8	66.8	57.3
Net income (loss) attributable to parent	$ (99.6)				$ 8.3					(1,666.9)	56.4	6.7
Crestwood Equity Partners LP | Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues										0.0	0.0	0.0
Costs and Expenses										14.5	8.5	0.0
Operating income (loss)										(14.5)	(8.5)	0.0
Interest and debt expense, net										(9.6)	(15.7)	(6.5)
Loss from unconsolidated affiliates										(2,279.1)	14.2	(43.9)
Loss on modification/extinguishment of debt										(1.1)	0.0	0.0
Other income, net										0.6	0.0	0.0
Income (loss) before income taxes										(2,303.7)	(10.0)	(50.4)
Provision (benefit) for income taxes										0.0	0.4	0.2
Net loss										(2,303.7)	(10.4)	(50.6)
Net income attributable to non-controlling partners in subsidiary										(6.2)	0.0	0.0
Net income (loss) attributable to parent										$ (2,309.9)	$ (10.4)	$ (50.6)